Offerings - Offering: 1	Sep. 24, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.001 par value per share
Amount Registered | shares	118,243
Proposed Maximum Offering Price per Unit	5.57
Maximum Aggregate Offering Price	$ 658,613.51
Fee Rate	0.01531%
Amount of Registration Fee	$ 100.83
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class A common stock, par value $0.001 per share ("Common Stock"), of Repay Holdings Corporation (the "Company") that become issuable under the Restricted Stock Employment Inducement Award Agreement, dated September 8, 2025, by and between the Company and Robert S. Houser by reason of any future stock dividend, stock split, recapitalization or other similar transaction. The proposed maximum offering price per unit and maximum aggregate offering price are estimated pursuant to Rules 457(h) and 457(c) solely for the purpose of computing the registration fee, based on the average of the high and low prices of the securities being registered hereby on The Nasdaq Capital Market on September 22, 2025.